Income taxes and deferred taxes - Additional information (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income taxes and deferred taxes
Increase (Decrease) of income tax payable or reimbursed by subsidiaries.	€ 172,000	€ 800,000
Additional tax accrual for uncertain position	243,000	276,000
Uncertain tax positions	2,200,000
Current tax liability	€ 2,335,000	€ 1,988,000